AB Municipal Income Fund II

AB Virginia Portfolio

Portfolio of Investments

February 28, 2025 (unaudited)

	Principal Amount (000)		U.S. $ Value

MUNICIPAL OBLIGATIONS – 96.1%
Long-Term Municipal Bonds – 96.1%
Virginia – 66.5%
Arlington County Industrial Development Authority (Virginia Hospital Center Arlington Health System Obligated Group) Series 2020 4.00%, 07/01/2045	$	4,000	$3,837,846
Cherry Hill Community Development Authority (Potomac Shores Project) Series 2015 5.40%, 03/01/2045(a)		585	585,126
Chesapeake Bay Bridge & Tunnel District (Chesapeake Bay Bridge & Tunnel District) Series 2016 5.00%, 07/01/2046		4,000	4,027,922
Chesterfield County Economic Development Authority (County of Chesterfield VA) Series 2024 5.00%, 04/01/2048		7,000	7,540,969
City of Richmond VA Public Utility Revenue (Prerefunded – US Govt Agencies) Series 2016 5.00%, 01/15/2034		5,000	5,099,566
County of Fairfax VA (County of Fairfax VA) Series 2023-A 4.00%, 10/01/2041		4,445	4,515,716
Culpeper County Economic Development Authority (County of Culpeper VA Lease) Series 2014 4.00%, 06/01/2029		2,955	2,955,900
Dulles Town Center Community Development Authority (Dulles Town Center Community Development Authority) Series 2012 4.25%, 03/01/2026		275	275,000
Fairfax County Economic Development Authority (Prerefunded – US Treasuries) Series 2016 4.00%, 04/01/2035		415	420,954
Fairfax County Industrial Development Authority (Inova Health System Obligated Group) Series 2018-A 4.00%, 05/15/2048		1,500	1,440,716
Series 2022 4.00%, 05/15/2042		2,000	2,014,332
Greater Richmond Convention Center Authority (Prerefunded - US Treasuries) Series 2015 5.00%, 06/15/2030		3,000	3,018,490
5.00%, 06/15/2031		2,000	2,012,327
Hampton Roads Sanitation District (Hampton Roads Sanitation District) Series 2017-A 5.00%, 10/01/2033		3,550	3,740,334

	Principal Amount (000)		U.S. $ Value

Hampton Roads Transportation Accountability Commission (Prerefunded - US Govt Agencies) Series 2021-A 5.00%, 07/01/2026	$	2,000	$2,058,705
Hampton Roads Transportation Accountability Commission (Prerefunded - US Treasuries) Series 2018-A 5.00%, 07/01/2035		4,000	4,256,957
Henrico County Economic Development Authority (Westminster-Canterbury Obligated Group) Series 2022 5.00%, 10/01/2047		1,000	1,031,804
James City County Economic Development Authority (Williamsburg Landing Obligated Group) Series 2021-A 4.00%, 12/01/2050		1,575	1,345,353
Series 2024-A 6.875%, 12/01/2058		500	553,116
Lexington Industrial Development Authority (Kendal at Lexington) Series 2016 4.00%, 01/01/2031		1,500	1,506,800
Lynchburg Economic Development Authority (Centra Health Obligated Group) Series 2017-A 5.00%, 01/01/2047		1,750	1,766,093
Norfolk Airport Authority/VA (Norfolk Airport Authority/VA) Series 2019 5.00%, 07/01/2043		2,870	2,985,530
Richmond Redevelopment & Housing Authority (American Tobacco Holdings) Series 2017 5.55%, 01/01/2037(a)		950	935,268
Roanoke Economic Development Authority (Carilion Clinic Obligated Group) Series 2020 4.00%, 07/01/2036		1,000	1,021,096
4.00%, 07/01/2038		1,550	1,566,831
Roanoke Economic Development Authority (Lynchburg College) Series 2018-A 5.00%, 09/01/2033		1,125	1,150,887
5.00%, 09/01/2038		1,535	1,555,950
5.00%, 09/01/2043		1,000	992,594
Rockingham County Economic Development Authority (Sentara Healthcare Obligated Group) Series 2021 3.00%, 11/01/2046		1,265	1,049,432
Rockingham County Economic Development Authority (Sunnyside Presbyterian Home Obligated Group) Series 2020 4.00%, 12/01/2032		1,085	1,090,852
5.00%, 12/01/2039		1,000	1,045,183

	Principal Amount (000)		U.S. $ Value

Suffolk Economic Development Authority (EveryAge Obligated Group) Series 2016 5.00%, 09/01/2031	$	1,000	$1,002,896
Tobacco Settlement Financing Corp./VA (Tobacco Settlement Financing Corp./VA) Series 2007-B1 5.00%, 06/01/2047		2,000	1,971,723
University of Virginia (University of Virginia) Series 2020 2.256%, 09/01/2050		1,000	600,489
US Bank Trust Co. NA (Park Landing LP) Series 2022-B 5.90%, 08/01/2052		370	347,479
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay Obligated Group) Series 2023 7.00%, 09/01/2059		500	566,033
Virginia College Building Authority (Commonwealth of Virginia State Lease) Series 2019-B 3.00%, 02/01/2037		9,140	8,511,455
Virginia College Building Authority (Marymount University) Series 2015 5.00%, 07/01/2045(a)		1,000	808,839
Series 2015-A 5.00%, 07/01/2030(a)		1,615	1,530,162
Virginia College Building Authority (Regent University) Series 2021 4.00%, 06/01/2036		3,125	3,051,913
Virginia Commonwealth University Health System Authority (Virginia Commonwealth University Health System Authority Obligated Group) Series 2017-B 5.00%, 07/01/2046		2,000	2,033,933
Virginia Port Authority (Virginia Port Authority) Series 2016-B 5.00%, 07/01/2035		2,000	2,031,384
5.00%, 07/01/2036		4,160	4,219,764
Virginia Public Building Authority (Commonwealth of Virginia State Lease) Series 2024-A 5.00%, 08/01/2044		2,000	2,192,251
Virginia Resources Authority (Virginia Resources Authority) Series 2011-B 5.00%, 11/01/2026		20	20,025
Series 2016-C 4.00%, 11/01/2034		2,000	2,019,956

	Principal Amount (000)		U.S. $ Value

Virginia Small Business Financing Authority (95 Express Lanes LLC) Series 2022 5.00%, 07/01/2035	$	4,580	$4,889,103
Virginia Small Business Financing Authority (Bon Secours Mercy Health) Series 2020 4.00%, 12/01/2049		3,500	3,278,806
Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo) Series 2022 4.00%, 01/01/2040		4,825	4,670,235
Virginia Small Business Financing Authority (Hampton University) Series 2014 5.25%, 10/01/2029		4,125	4,129,124
Virginia Small Business Financing Authority (I-66 Express Mobility Partners) Series 2017 5.00%, 12/31/2052		3,350	3,373,991
Virginia Small Business Financing Authority (LifeSpire of Virginia Obligated Group) Series 2024 4.50%, 12/01/2044		2,000	1,987,546
Virginia Small Business Financing Authority (National Senior Communities Obligated Group) Series 2020 4.00%, 01/01/2051		1,500	1,326,849
Virginia Small Business Financing Authority (Pure Salmon Virginia LLC) Series 2024 4.00%, 11/01/2052		4,000	4,003,238
Virginia Small Business Financing Authority (Reworld Holding Corp.) Series 2018 5.00%, 01/01/2048(a)		1,000	1,000,002
Winchester Economic Development Authority (Valley Health Obligated Group) Series 2015 5.00%, 01/01/2034		2,000	2,025,086
5.00%, 01/01/2035		1,500	1,517,833

			130,507,764

Alabama – 3.8%
Black Belt Energy Gas District (Goldman Sachs Group) Series 2024-B 5.00%, 10/01/2055		1,000	1,065,151
Black Belt Energy Gas District (Nomura Holdings, Inc.) Series 2022-A 4.00%, 12/01/2052		1,000	999,562
Black Belt Energy Gas District (Pacific Mutual Holding) Series 2024-C 5.00%, 05/01/2055		1,000	1,072,509
Southeast Alabama Gas Supply District (The) (Morgan Stanley) Series 2024 5.00%, 06/01/2049		1,000	1,074,015

	Principal Amount (000)		U.S. $ Value

Southeast Energy Authority A Cooperative District (Athene Annuity & Life Co.) Series 2025-A 5.00%, 01/01/2056	$	1,000	$1,062,037
Southeast Energy Authority A Cooperative District (Deutsche Bank AG) Series 2024-A 5.00%, 11/01/2035		1,000	1,062,204
Southeast Energy Authority A Cooperative District (Pacific Mutual Holding) Series 2024-C 5.00%, 11/01/2055		1,000	1,079,356

			7,414,834

American Samoa – 0.2%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 7.125%, 09/01/2038(a)		420	453,432

Arizona – 0.4%
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/2037		705	771,544

California – 1.2%
Align Affordable Housing Bond Fund LP (Park Landing LP) Series 2022-2 5.66%, 08/01/2052		1,000	991,773
M-S-R Energy Authority (Citigroup, Inc.) Series 2009-B 6.50%, 11/01/2039		1,000	1,262,104

			2,253,877

District of Columbia – 15.2%
Metropolitan Washington Airports Authority Aviation Revenue (Metropolitan Washington Airports Authority Aviation Revenue) Series 2018-A 5.00%, 10/01/2038		2,330	2,415,491
Series 2020-A 4.00%, 10/01/2036		2,000	2,005,574
Series 2021-A 5.00%, 10/01/2046		5,000	5,155,754
Series 2024-A 5.00%, 10/01/2038		2,250	2,435,632
Metropolitan Washington Airports Authority Dulles Toll Road Revenue (Metropolitan Washington Airports Authority Dulles Toll Road Revenue) Series 2009 Zero Coupon, 10/01/2037		5,000	3,033,504

	Principal Amount (000)		U.S. $ Value

Series 2010-B 6.50%, 10/01/2044(b)	$	4,300	$4,653,927
Series 2019 5.00%, 10/01/2034		1,500	1,587,319
Washington Metropolitan Area Transit Authority (Washington Metropolitan Area Transit Authority) Series 2017-A 5.00%, 07/01/2031		1,145	1,197,214
5.00%, 07/01/2032		3,950	4,124,914
Washington Metropolitan Area Transit Authority Dedicated Revenue (Washington Metropolitan Area Transit Authority Dedicated Revenue Lease) Series 2023 5.00%, 07/15/2048		3,000	3,212,058

			29,821,387

Georgia – 0.1%
Municipal Electric Authority of Georgia (Municipal Electric Authority of Georgia) Series 2019 5.00%, 01/01/2039		100	104,658

Guam – 3.5%
Antonio B Won Pat International Airport Authority (Antonio B Won Pat Intl Airport Authority) Series 2024-A 5.25%, 10/01/2041		1,000	1,063,168
Guam Department of Education (Guam Dept. of Education COP) Series 2020 5.00%, 02/01/2040		1,000	1,005,841
Guam Power Authority (Guam Power Authority) Series 2017-A 5.00%, 10/01/2036		1,630	1,677,970
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 4.00%, 01/01/2042		1,370	1,317,433
Territory of Guam (Territory of Guam Hotel Occupancy Tax) Series 2021-A 5.00%, 11/01/2035		1,500	1,571,675
Territory of Guam (Territory of Guam) Series 2019 5.00%, 11/15/2031		170	174,083

			6,810,170

Illinois – 1.1%
Metropolitan Pier & Exposition Authority (Metropolitan Pier & Exposition Authority) Series 2015-B 5.00%, 12/15/2045		2,200	2,209,669

Nevada – 0.0%
City of Reno NV (County of Washoe NV Sales Tax Revenue) Series 2018-C Zero Coupon, 07/01/2058(a)		500	74,838

	Principal Amount (000)		U.S. $ Value

North Carolina – 0.2%
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community) Series 2015 4.70%, 07/01/2037	$	560	$452,529

Puerto Rico – 2.3%
Commonwealth of Puerto Rico (Commonwealth of Puerto Rico) Series 2022-C Zero Coupon, 11/01/2043		17	10,501
Puerto Rico Commonwealth Aqueduct & Sewer Authority (Puerto Rico Commonwealth Aqueduct & Sewer Authority) Series 2020-A 5.00%, 07/01/2030(a)		455	480,449
5.00%, 07/01/2035(a)		250	261,542
Puerto Rico Electric Power Authority (Puerto Rico Electric Power Authority) AGM Series 2007-V 5.25%, 07/01/2031		235	237,749
NATL Series 2007-V 5.25%, 07/01/2032		300	300,728
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2023-A 6.625%, 01/01/2027		50	49,765
6.625%, 01/01/2028		384	378,554
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (Hospital Auxilio Mutuo Obligated Group) Series 2021 4.00%, 07/01/2038		275	259,883
4.00%, 07/01/2040		295	274,400
5.00%, 07/01/2034		110	117,299
5.00%, 07/01/2035		115	122,092
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (San Juan Cruise Port LLC) Series 2024 6.75%, 01/01/2045		500	595,811
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue (Puerto Rico Sales Tax Financing Sales Tax Revenue) Series 2018-A Zero Coupon, 07/01/2046		1,000	335,238
Series 2019-A 4.329%, 07/01/2040		160	159,405
5.00%, 07/01/2058		955	958,705

			4,542,121

	Principal Amount (000)	U.S. $ Value

Tennessee – 0.1%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(a)	$ 295	$288,268

Texas – 1.2%
New Hope Cultural Education Facilities Finance Corp. (SLF CHP LLC) Series 2025 6.25%, 07/01/2045(a) (c)	100	99,718
Tarrant County Cultural Education Facilities Finance Corp. (Tarrant County Cultural Education Facilities Finance) 5.00%, 11/15/2036(d) (e) (f) (g)	941	0
Texas Municipal Gas Acquisition & Supply Corp. IV (BP PLC) Series 2023-A 5.50%, 01/01/2054	1,000	1,071,136
Texas Municipal Gas Acquisition & Supply Corp. V (Bank of America Corp.) Series 2024 5.00%, 01/01/2055	1,000	1,080,052

		2,250,906

Washington – 0.3%
Pend Oreille County Public Utility District No. 1 Box Canyon (Pend Oreille County Public Utility District No. 1 Box Canyon) Series 2018 5.00%, 01/01/2044	650	662,322

Total Long-Term Municipal Bonds (cost $191,715,367)		188,618,319

	Shares

PREFERRED STOCKS – 0.0%
Industrials – 0.0%
Energy – 0.0%
AES Guayama Holdings 0.00%(d) (e) (g) (cost $151,336)	8,437	24,552

	Principal Amount (000)	U.S. $ Value

ASSET-BACKED SECURITIES – 0.0%
Other ABS - Fixed Rate – 0.0%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth 12.50%, 03/04/2026(e) (g) (cost $19,966)	$ 20	$19,643

	Shares
SHORT-TERM INVESTMENTS – 2.2%
Investment Companies – 2.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.24%(h) (i) (j) (cost $4,259,853)	4,259,853	4,259,853

Total Investments – 98.3% (cost $196,146,522)(k)		192,922,367
Other assets less liabilities – 1.7%		3,311,217

Net Assets – 100.0%		$196,233,584

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	6,460	10/15/2028	CPI#	2.565%	Maturity	$(11,631)	$—	$(11,631)
USD	5,500	10/15/2029	2.569%	CPI#	Maturity	1,653	—	1,653
USD	5,250	10/15/2029	2.485%	CPI#	Maturity	22,040	—	22,040
USD	4,420	10/15/2029	2.516%	CPI#	Maturity	12,189	—	12,189
USD	4,415	10/15/2029	2.451%	CPI#	Maturity	25,449	—	25,449
USD	4,415	10/15/2029	2.499%	CPI#	Maturity	15,663	—	15,663
USD	6,790	10/15/2030	CPI#	2.531%	Maturity	(6,109)	—	(6,109)

						$59,254	$—	$59,254

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	4,200	07/31/2029	1 Day SOFR	4.461%	Annual	$113,652	$—	$113,652
USD	2,200	10/15/2029	1 Day SOFR	3.785%	Annual	(1,240)	—	(1,240)
USD	734	10/15/2029	1 Day SOFR	3.814%	Annual	539	—	539
USD	733	10/15/2029	1 Day SOFR	3.740%	Annual	(2,003)	—	(2,003)
USD	733	10/15/2029	1 Day SOFR	3.761%	Annual	(1,313)	—	(1,313)
USD	4,400	04/30/2030	1 Day SOFR	3.075%	Annual	(207,336)	—	(207,336)
USD	500	07/31/2030	1 Day SOFR	3.806%	Annual	(1,528)	—	(1,528)
USD	1,100	10/15/2030	1 Day SOFR	4.082%	Annual	18,262	—	18,262

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	2,300	11/01/2030	1 Day SOFR	4.105%	Annual	$38,205	$—	$38,205
USD	4,700	07/31/2031	1 Day SOFR	4.059%	Annual	60,013	477	59,536
USD	3,000	08/15/2031	1 Day SOFR	3.524%	Annual	(52,424)	—	(52,424)
USD	3,480	09/15/2031	1 Day SOFR	3.415%	Annual	(88,716)	(203)	(88,513)
USD	4,000	12/03/2031	1 Day SOFR	4.111%	Annual	83,643	—	83,643
USD	2,600	08/15/2034	3.194%	1 Day SOFR	Annual	141,996	—	141,996

						$101,750	$274	$101,476

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank NA	USD	2,965	10/09/2029	1.125%	1 Week SIFMA*	Quarterly	$216,781	$—	$216,781

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At February 28, 2025, the aggregate market value of these securities amounted to $6,517,644 or 3.3% of net assets.

(b)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at February 28, 2025.
(c)	When-Issued or delayed delivery security.
(d)	Non-income producing security.
(e)	Fair valued by the Adviser.
(f)	Defaulted.
(g)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(h)	The rate shown represents the 7-day yield as of period end.
(i)	Affiliated investments.
(j)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(k)

As of February 28, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,890,545 and gross unrealized depreciation of investments was $(5,737,189) resulting in net unrealized depreciation of $(2,846,644).

As of February 28, 2025, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 0.3% and 0.0%, respectively.

Glossary:

ABS – Asset-Backed Securities

AGM – Assured Guaranty Municipal

COP – Certificate of Participation

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

AB Municipal Income Fund II

AB Virginia Portfolio

February 28, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of February 28, 2025:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Long-Term Municipal Bonds	$—	$188,618,319	$0	(a)	$188,618,319
Preferred Stocks	—	—	24,552		24,552
Asset-Backed Securities	—	—	19,643		19,643
Short-Term Investments	4,259,853	—	—		4,259,853

Total Investments in Securities	4,259,853	188,618,319	44,195	(a)	192,922,367
Other Financial Instruments(b):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	76,994	—		76,994
Centrally Cleared Interest Rate Swaps	—	456,310	—		456,310
Interest Rate Swaps	—	216,781	—		216,781
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	—	(17,740)	—		(17,740)
Centrally Cleared Interest Rate Swaps	—	(354,560)	—		(354,560)

Total	$4,259,853	$188,996,104	$44,195	(a)	$193,300,152

(a)	The Fund held securities with zero market value at period end.
(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended February 28, 2025 is as follows:

Fund	Market Value 05/31/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/28/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$5,010	$33,756	$34,506	$4,260	$84